Discontinued operation, assets classified as held for sale and disposals, Assets and Liabilities Relating to SUSE (Details) - USD ($) $ in Millions	Oct. 31, 2019	Mar. 15, 2019	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Non-current assets [Abstract]
Goodwill	$ 6,671.3		$ 6,805.0	$ 2,828.6
Other Intangible assets	5,942.3		6,629.3	1,089.3
Property, plant and equipment	140.5		144.3	40.9
Deferred tax assets	0.0		0.0
Long-term pension assets	17.1		16.7
Other non-current assets	44.0		38.8
Total non-current assets	12,846.7		13,720.5
Current assets [Abstract]
Trade and other receivables	1,032.9		1,272.0
Cash and cash equivalents	355.7		620.9	$ 151.0	$ 667.2
Total current assets	1,448.1		3,060.1
Total assets	14,294.8		16,780.6
Current liabilities [Abstract]
Trade and other payables	(611.0)		(676.9)
Provisions	(29.3)		(57.4)
Current tax liabilities	(104.0)		(124.1)
Total current liabilities	(1,802.0)		(2,448.1)
Non-current liabilities [Abstract]
Retirement benefit obligations	(141.4)		(110.4)
Long-term provisions	(49.1)		(35.4)
Other non-current liabilities	(50.4)		(58.0)
Total non-current liabilities	(6,216.5)		(6,540.5)
Total liabilities	(8,018.5)		(8,988.6)
Net assets classified as held for sale	0.0		1,142.5
Discontinued Operations [Member]
Current assets [Abstract]
Total assets	0.0		1,142.5
Non-current liabilities [Abstract]
Total liabilities	0.0		(437.7)
SUSE [Member]
Non-current assets [Abstract]
Goodwill	0.0		859.6
Other Intangible assets	0.0		165.6
Property, plant and equipment	0.0		5.7
Investment in associates	0.0		9.6
Deferred tax assets	0.0		1.6
Long-term pension assets	0.0		1.5
Other non-current assets	0.0		2.2
Total non-current assets	0.0		1,045.8
Current assets [Abstract]
Trade and other receivables	0.0		65.8
Cash and cash equivalents	0.0		2.9
Total current assets	0.0		68.7
Total assets	0.0		1,114.5
Current liabilities [Abstract]
Trade and other payables	0.0		(38.0)
Provisions	0.0		(0.7)
Current tax liabilities	0.0		(1.2)
Deferred income	0.0		(218.3)
Total current liabilities	0.0		(258.2)
Non-current liabilities [Abstract]
Deferred income	0.0		(160.8)
Retirement benefit obligations	0.0		(5.5)
Long-term provisions	0.0		(2.3)
Other non-current liabilities	0.0		(0.6)
Total non-current liabilities	0.0		(169.2)
Total liabilities	0.0		(427.4)
Net assets classified as held for sale	$ 0.0	$ 127.3	$ 687.1